NOTES PAYABLE (Details Textual) - USD ($)		1 Months Ended					2 Months Ended	6 Months Ended		12 Months Ended
	May 02, 2017	Nov. 30, 2017	Oct. 11, 2017	Apr. 11, 2017	Apr. 30, 2016	Oct. 24, 2011	Nov. 30, 2015	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2018	Oct. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	May 31, 2016	Oct. 09, 2015	Dec. 31, 2012
Notes and Loans Payable, Current										$ 0	$ 23,800
Interest Payable, Current		$ 2,836
Debt Instrument, Face Amount		$ 812,500		$ 50,000													$ 2,500,000
Proceeds from Convertible Debt				$ 50,000				$ 0	$ 50,000	$ 862,500	$ 0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		325,000		20,000							11,680	127,525					1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage										100.00%
Proceeds from Sale of Available-for-sale Securities, Equity				$ 1,000,000
Debt Conversion Total Issued And Outstanding Common Shares Percent				60.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.75			$ 0.025		$ 2.50			$ 6.25	$ 6.25		$ 2.50	$ 2.50	$ 6.25	$ 6.25	$ 2.50
Warrants Not Settleable in Cash, Fair Value Disclosure				$ 89,944
Interest Expense, Debt				$ 39,944
Stock Issued During Period, Shares, Conversion of Convertible Securities		31,450			513,392
Gain (Loss) on Extinguishment of Debt		$ 15,724								$ (15,724)	$ (1,664,281)
Class Of Warrants Or Right Exercisable Term			warrants exercisable for shares of Common Stock at a price of $1.75 per share if exercised during the Discount Period or $2.50 per share if exercised during the term of the warrant following the Discount Period; (ii) provide for certain registration rights for shares of Common Stock issued pursuant to the Original Purchase Agreement, as amended, at any time after 30 days subsequent to the listing of the Common Stock on a national securities exchange; and (iii) amend the Warrants such that they are exercisable for shares of Common Stock at a price of $1.75 per share if exercised during the Discount Period or $2.50 per share if exercised during the term of the warrant following the Discount Period. The Company recognized a charge of $13,262 to current period interest for change in fair value due to the warrant modifications using the Black-Scholes pricing model
Debt Instrument, Convertible, Conversion Price		$ 1.68	$ 1.68							$ 1.68
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate								1.68%
Debt Instrument, Convertible, Number of Equity Instruments		483,631
Number Of Warrants Excercised		30,000								734,133
Measurement Input, Expected Term [Member]
Fair Value Assumption Expected Term	3 years 4 months 24 days	5 years	5 years
Measurement Input, Expected Dividend Rate [Member]
Fair Value Assumption Expected Dividend Rate		0.00%	0.00%
Convertible Notes Payable [Member]
Debt Instrument, Face Amount		$ 812,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													325,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		2.01%	1.99%
Maximum [Member] | Measurement Input, Expected Term [Member]
Fair Value Assumption Expected Term		4 years 5 months 1 day
Maximum [Member] | Measurement Input, Price Volatility [Member]
Fair Value Assumption Expected Volatility Rate		166.00%	166.12%				172.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		1.83%	1.60%
Minimum [Member] | Measurement Input, Expected Term [Member]
Fair Value Assumption Expected Term		2 years 11 months 8 days
Minimum [Member] | Measurement Input, Price Volatility [Member]
Fair Value Assumption Expected Volatility Rate		165.00%	165.18%
Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 2.50
Warrants Term				5 years
Note And Warrant Purchase Agreement [Member]
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				50.00%
Loans Payable [Member]
Long-term Debt, Gross																		$ 74,900
Debt Instrument, Interest Rate, Stated Percentage																		25.00%
Interest Payable, Current																		$ 74,900
Maryland TEDCO
Notes and Loans Payable, Current										$ 0	$ 23,800
Debt Instrument, Face Amount						$ 149,800
Debt Instrument, Periodic Payment						$ 2,000